Share Capital - Summary of Share Capital (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Issued capital	¥ 15,329	¥ 12,267
Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	4,152	1,090
Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	11,177	11,177
A Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	4,073	4,073
H Shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	1,210	601
H Shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	3,065	3,065
Domestic state owned shares (par value RMB1.00 per share) [member] | Trade- restricted [member]
Disclosure of classes of share capital [line items]
Issued capital	2,942	489
Domestic state owned shares (par value RMB1.00 per share) [member] | Tradable [member]
Disclosure of classes of share capital [line items]
Issued capital	¥ 4,039	¥ 4,039